Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2021
Commitments And Contingencies [Abstract]
Minimum Future Payments, Commitments And Contingent Liabilities
Future payments for the Company’s commitments are below:

As at September 30, 2021	Remainder of Year	2 Years	3 Years	4 Years	5 Years	Thereafter	Total
Transportation and Storage (1)	911	2,815	3,077	2,892	2,085	17,606	29,386
Real Estate (2)	11	46	45	54	57	715	928
Obligation to Fund Equity-Accounted Affiliate (3)	13	68	86	91	91	301	650
Other Long-Term Commitments	335	219	191	144	151	1,339	2,379
Total Payments (4)	1,270	3,148	3,399	3,181	2,384	19,961	33,343
(1)    Includes transportation commitments of $8.1 billion (December 31, 2020 – $14.0 billion) that are subject to regulatory approval or have been approved, but are not yet in service. Terms are up to 20 years subsequent to the date of commencement.
(2)    Relates to the non-lease components of lease liabilities consisting of operating costs and unreserved parking for office space. Excludes committed payments for which a provision has been provided.
(3)    Relates to funding obligations to HCML.
(4) Contracts undertaken on behalf of WRB, Sunrise and Toledo are reflected at Cenovus’s 50 percent interest.